Investment Objectives and Goals	Oct. 13, 2026
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE 7-10 Year U.S. Treasury Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE 7-10 Year U.S. Treasury Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated U.S. Treasury bonds with a remaining maturity of at least seven years and less than ten years.

Corgi FTSE Aaa-A Intermediate Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE Aaa-A Intermediate Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE Aaa-A Intermediate Corporate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated Aaa through A-rated corporate bonds of U.S. and foreign issuers with a remaining maturity of less than ten years.

Corgi FTSE BBB Rated Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE BBB Rated Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE BBB Rated Corporate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated BBB-rated corporate bonds of U.S. and foreign issuers.

Corgi FTSE High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE High Yield Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE High Yield Corporate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated below-investment-grade corporate bonds of U.S. and foreign issuers.

Corgi FTSE Fallen Angels Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE Fallen Angels Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE Fallen Angels Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated below-investment-grade corporate bonds of U.S. and Canadian issuers that were previously rated investment grade and subsequently downgraded ("fallen angels").

Corgi FTSE U.S. MBS Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE U.S. MBS Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE U.S. MBS Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of investment-grade U.S. agency mortgage-backed pass-through securities.

Corgi FTSE Intermediate Government/Credit Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE Intermediate Government/Credit Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE Intermediate Government/Credit Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated government and investment-grade credit bonds with a remaining maturity of less than ten years.

Corgi FTSE National Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE National Municipal Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE National Municipal Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of investment-grade municipal bonds issued in the United States.

Corgi FTSE Short-Term National Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE Short-Term National Municipal Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE Short-Term National Municipal Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of investment-grade municipal bonds issued in the United States with a remaining maturity of less than five years.

Corgi FTSE 10-20 Year U.S. Treasury Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE 10-20 Year U.S. Treasury Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE 10-20 Year U.S. Treasury Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated U.S. Treasury bonds with a remaining maturity of at least ten years and less than twenty years.

Corgi FTSE California Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE California Municipal Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE California Municipal Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of investment-grade municipal bonds issued in California.

Corgi FTSE New York Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE New York Municipal Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE New York Municipal Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of investment-grade municipal bonds issued in New York.

Corgi FTSE EM USD Sovereign Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE EM USD Sovereign Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE EM USD Sovereign Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated sovereign bonds issued by emerging market countries.

Corgi FTSE EM Local Currency Sovereign Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE EM Local Currency Sovereign Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE EM Local Currency Sovereign Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of local-currency-denominated sovereign bonds issued by emerging market countries.

Corgi FTSE EM USD Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE EM USD Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE EM USD Corporate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated corporate bonds of issuers assigned to emerging market countries.

Corgi FTSE International Developed Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE International Developed Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE International Developed Corporate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of investment-grade corporate bonds denominated in currencies other than the U.S. dollar and assigned to developed market countries.

Corgi FTSE International DM Sovereign Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE International DM Sovereign Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE International DM Sovereign Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of non-U.S. dollar-denominated sovereign bonds issued by developed market countries outside the United States.

Corgi FTSE 20+ Year U.S. Treasury Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE 20+ Year U.S. Treasury Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE 20+ Year U.S. Treasury Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated U.S. Treasury bonds with a remaining maturity of at least twenty years.

Corgi FTSE U.S. Treasury Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE U.S. Treasury Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE U.S. Treasury Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated U.S. Treasury bonds.

Corgi FTSE U.S. TIPS Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE U.S. TIPS Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE U.S. TIPS Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of inflation-protected U.S. Treasury bonds ("TIPS").

Corgi FTSE U.S. Aggregate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE U.S. Aggregate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE U.S. Aggregate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated investment-grade bonds issued in the U.S. market.

Corgi FTSE U.S. IG Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE U.S. IG Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE U.S. IG Corporate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds of U.S. and foreign issuers.

Corgi FTSE 5-10 Year IG Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE 5-10 Year IG Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE 5-10 Year IG Corporate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds of U.S. and foreign issuers with a remaining maturity of at least five years and less than ten years.

Corgi FTSE 10+ Year IG Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi FTSE 10+ Year IG Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Corgi FTSE 10+ Year IG Corporate Bond ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds of U.S. and foreign issuers with a remaining maturity of at least ten years.